VESSEL AND CAPITALIZED DRY-DOCKING - Schedule of Vessel and Capitalized Dry-Docking (Details) - Vessels and capitalized dry-docking - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment
Beginning of period	$ 2,070.2
Disposals	58.5	$ 11.7	$ 111.4
End of period	2,528.7	2,149.4	2,070.2
Cost:
Reconciliation of changes in property, plant and equipment
Beginning of period	2,622.1	2,421.2	2,421.2
Additions	428.3	352.1	476.0
Disposals	7.2	23.0	31.9
Transferred from prepayments	141.0	33.0	40.6
Transferred to assets held for sale	43.7	39.1	283.8
End of period	3,140.5	2,744.2	2,622.1
Depreciation:
Reconciliation of changes in property, plant and equipment
Beginning of period	(536.3)	(543.8)	(543.8)
Disposals	(7.2)	(22.7)	(31.9)
Depreciation for the period	87.5	69.2	143.7
Transferred to assets held for sale	(19.5)	(16.0)	(119.3)
End of period	(597.1)	(574.3)	(536.3)
Impairment:
Reconciliation of changes in property, plant and equipment
Beginning of period	(15.6)	(21.5)	(21.5)
Transferred to assets held for sale	(0.9)	(1.0)	(5.9)
End of period	$ (14.7)	$ (20.5)	$ (15.6)